PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property, Plant and Equipment, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 1,276
Balance	1,924	$ 1,276
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,083	4,445
Disposals	(74)	(27)
Additions	1,045	671
Foreign currency translation	14	(6)
Balance	6,068	5,083
Cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	227	221
Disposals
Additions	9	12
Foreign currency translation	12	(6)
Balance	248	227
Cost [Member] | Electronic machinery and laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,551	1,955
Disposals
Additions	1,010	596
Foreign currency translation
Balance	3,561	2,551
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	185	174
Disposals	(74)	(27)
Additions	26	38
Foreign currency translation	2
Balance	139	185
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,120	2,095
Disposals
Additions		25
Foreign currency translation
Balance	2,120	2,120
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,807	3,405
Disposals	(74)	(27)
Additions	399	436
Foreign currency translation	10	(7)
Balance	4,144	3,807
Accumulated Depreciation [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	122	102
Disposals
Additions	20	27
Foreign currency translation	8	(7)
Balance	154	122
Accumulated Depreciation [Member] | Electronic machinery and laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,508	1,205
Disposals
Additions	294	303
Foreign currency translation
Balance	1,802	1,508
Accumulated Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	118	86
Disposals	(74)	(27)
Additions	47	59
Foreign currency translation	2
Balance	93	118
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,059	2,012
Disposals
Additions	38	47
Foreign currency translation
Balance	2,095	2,059
Depreciated cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,276
Balance	1,924	1,276
Depreciated cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	105
Balance	94	105
Depreciated cost [Member] | Electronic machinery and laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,043
Balance	1,759	1,043
Depreciated cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	67
Balance	46	67
Depreciated cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	61
Balance	$ 25	$ 61